1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 23                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 24                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                           The Corporate Trust Company

                               1209 Orange Street

                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 23 TO

                            REGISTRATION STATEMENT ON

                                    FORM N-1A

         This Post-Effective Amendment No. 23 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                     PART A

                            DOMESTIC EQUITY FUNDS I

    Prospectus for Class R shares of Evergreen Select Strategic Growth Fund, as supplemented from time to time, is contained herein.

     Prospectus for Classes A, B and C shares of Evergreen Core Equity Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 22 to Registration Statement No. 333-36047/811-08363 filed on March 31, 2003 is incorporated by reference.

    Prospectus for Classes A, B, C and I Shares of Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund and Class I Shares of Evergreen Core Equity Fund and Evergreen Select Small Cap Growth Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 21 to Registration Statement No. 333-36047/811-08363 filed on January 28, 2003 is incorporated by reference.

            Prospectus for Class IS shares of Evergreen Core Equity,
    Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth
             Fund and Evergreen Special Equity Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 21 to
   Registration Statement No. 333-36047/811-08363 filed on January 28, 2003 is incorporated by reference.

                            DOMESTIC EQUITY FUNDS II

   Prospectus for Classes A, B, C and I shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund, as supplemented from time to time, in Post-Effective Amendment No. 20 to Registration Statement
               No. 333-36047/811-08363 filed on November 25, 2002
                          is incorporated by reference.

          Prospectus for Class IS shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund, as supplemented from time to time, in Post-Effective Amendment No. 20 to Registration Statement
               No. 333-36047/811-08363 filed on November 25, 2002
                         is incorporated by reference.


                                     PART B

           Draft Supplement to Statement of Additional Information for
            Evergreen Select Strategic Growth Fund contained herein.

       Statement of Additional Information for Evergreen Core Equity Fund, Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund, as supplemented from time to time is contained in Post-Effective Amendment No. 21 to Registration Statement
No. 333-36047/811-08363 filed on January 28, 2003 is incorporated by reference.

     Statement of Additional Information for Evergreen Equity Index Fund and
      Evergreen Strategic Value Fund, as supplemented from time to time, in
         Post-Effective Amendment No. 20 to Registration Statement No. 333-36047/811-08363 filed on November 25, 2002 is incorporated by reference.

                                     PART C

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Advisors

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                  PROSPECTUS
                            DOMESTIC EQUITY FUNDS I
                     EVERGREEN SELECT STRATEGIC GROWTH FUND

Prospectus, October 7, 2003
Evergreen Domestic Equity Funds I

Evergreen Select Strategic Growth Fund


Class R


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks.................................1
Evergreen Select Strategic Growth Fund.................2

GENERAL INFORMATION:

The Fund's Investment Advisor..........................4
The Fund's Portfolio Managers..........................4
Calculating the Share Price............................4
How to Choose an Evergreen Fund........................4
How to Choose the Share Class That Best Suits You......4
How to Buy and Redeem Shares...........................4
Other Services.........................................5
Distributions and Taxes................................5
Fees and Expenses of the Fund..........................5
Other Fund Practices...................................6
Index Descriptions.....................................7

In general,

the Fund seeks to provide investors with long-term capital growth. The Evergreen Domestic Equity Funds I tend to have more growth potential, risk and volatility than less aggressive funds.

Fund Summaries Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Select Strategic Growth Fund
typically relies on a combination of the following strategies:
o        investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o        seek an investment expected to grow over time; and
o        can tolerate substantial volatility in the value of their investment.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

DOMESTIC EQUITY FUNDS I 1

Select Strategic Growth Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Equity Securities of Large- and Mid-Size U.S. Companies

Class of Shares Offered in this Prospectus:
Class R

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large- and mid-sized U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. The Fund's stock selection is based on an equity style of management in which the portfolio managers select equities that demonstrate superior and sustainable earnings growth. In identifying companies in which to invest, the portfolio managers look for a history of superior earnings, strong current fundamentals, and rising earnings expectations.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

DOMESTIC EQUITY FUNDS I  2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since 12/31/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993       1994      1995        1996        1997        1998        1999        2000         2001            2002
==============================================================================================================================
==============================================================================================================================

                     38.13       23.97       30.62       24.39       58.29       - 8.19       - 25.76         - 25.48
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 37.34 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2001                         - 25.40 %1
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +14.81%. 1
================================================================================

The next table lists the Fund's average annual total return for Class I shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                           Inception Date of Class       1 year      5 year    10 year    Performance Since 12/31/1994
==============================================================================================================================
==============================================================================================================================

Class I                    11/24/1997                    - 25.48 %   0.00 %    N/A        10.59 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Growth                                      - 27.88 %   - 3.84 %  N/A        7.71 %
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees. The 12b-1 fees are 0.50% for Class R. Class I does not pay a 12b-1 fee. If Class R had been in existence for the periods presented above, its returns would have been different. Prior to 11/24/1997, the returns for Class I are based on the Fund's predecessor common trust fund's (CTF) performance adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 9/30/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                                     Class R
==============================================================================================================================
==============================================================================================================================

Management Fees                                                                      0.62 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                                           0.50 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                                                       0.15 %
==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                                        1.27 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Class R
================================================================================
================================================================================

1 year                                                           $ 129
================================================================================
================================================================================

3 years                                                          $ 403
================================================================================
================================================================================

5 years                                                          $ 697
================================================================================
================================================================================

10 years                                                         $ 1,534
================================================================================

DOMESTIC EQUITY FUNDS I  3

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 9/30/2002, the aggregate advisory fee paid to EIMC by the Fund was 0.60%.


THE FUND'S PORTFOLIO MANAGERS
Select Strategic Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Growth team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with EDI. These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

DOMESTIC EQUITY FUNDS I  4

OTHER SERVICES
Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.


DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.


FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.50% of the average daily net assets of Class R shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

DOMESTIC EQUITY FUNDS I 5

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not a principal investment strategy, the Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

DOMESTIC EQUITY FUNDS I  6

INDEX DESCRIPTIONS

====================================================================================================================================
Index                Description                                                                        Funds
====================================================================================================================================
====================================================================================================================================
Russell 1000(R)      The Russell 1000 Growth Index is an unmanaged market capitalization-weighted     o    Select Strategic
Growth Index         index measuring the performance of those Russell 1000 companies with higher           Growth Fund
                     price-to-book ratios and higher forecasted growth values.
====================================================================================================================================


DOMESTIC EQUITY FUNDS I  7

                                     Notes



DOMESTIC EQUITY FUNDS I  8

For Retirement Plan Services
Please call your employer or plan administrator


For Dealer Services
Please call 1.800.343.2898


For Shareholder Services
Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Select Strategic Growth Fund, Ask for:
o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.
o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

567265 RV1 (10/03)

SEC File No.: 811-08363

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                        DRAFT

         SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


I. Evergreen Asset Allocation Fund, Evergreen Core Bond Fund, Evergreen Equity Income Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Omega Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Values Fund (the "Funds")

     Effective October 7, 2003, the Funds will adopt a new share class, Class R shares.

     In conjunction with the above, the following revisions apply to Part 2 of the Funds' SAIs. The section of the Funds' SAIs entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows.

     You may buy shares of the Fund through Evergreen Distributor, Inc. (EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.

Class R Shares

     Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions.
Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

     The first sentence and the table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12B-1" is revised to add the following row and footnote.

     The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

           -------------------------- --------------------------
                                           Current Maximum
                                         12b-1 Fees Allowed Under
               Class                          the Plans
           -------------------------- --------------------------
           -------------------------- --------------------------
                  R                             0.50%(i)
           -------------------------- --------------------------

          (i) Of this amount 0.25% is to be used exclusively as a service fee. A portion of Class R shares' 12b-1 fee may be voluntarily waived at any time.



October 7, 2003                                                   XXXXXX (10/03)

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit

Number    Description                                            Location
-------   -----------                                            --------
(a)       Declaration of Trust                                   Contained herein

(b)       By-laws (Amended and Restated)                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits a and b above
          of holders of the securities being registered
          are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between the              Contained herein
          Registrant and Evergreen Investment Management
          Company, LLC

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment No. 16
          Tattersall Advisory Group, Inc.                        Filed on October 29, 2001
          (Evergreen Select Balanced Fund)

(e)(1)    Institutional Class and Institutional Service Class    Contained herein
          Principal Underwriting Agreement between the
          Registrant and Evergreen Distributor, Inc.

(e)(2)    Principal Underwriting Agreement                       Contained herein
          Class A & C shares

(e)(3)    Principal Underwriting Agreement Class B shares        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 22
                                                                 Filed on March 31, 2003

(e)(4)    Form of Distribution Agreement Class                   Contained herein
          R Shares

(e)(5)    Form of Marketing Services Agreement Class R           Contained herein
          Shares

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(g)(2)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Registrant's Post-Effective Amendment No. 21
          and Trust Co.                                          Filed on January 28, 2003

(h)(1)    Administration Agreement between Evergreen             Contained herein
          Investment Services, Inc. and the Registrant

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 19
                                                                 Filed on July 29, 2002

(h)(3)    Tax Services Administration Agreement                  Contained herein

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          (Domestic Equity Funds II)                             Post-Effective Amendment No. 20
              Evergreen Equity Index Fund                        Filed on November 25, 2002.
              Evergreen Strategic Value Fund

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
          (Domestic Equity Funds I)                              Registrant's Post-Effective Amendment No. 21
              Evergreen Core Equity Fund                         Filed on January 28, 2003
              Evergreen Select Small Cap Growth Fund
              Evergreen Select Strategic Growth Fund
              Evergreen Special Equity Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan Institutional                        Contained herein
          Service Shares

(m)(2)    Distribution Plan Class A shares                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 22
                                                                 Filed on March 31, 2003

(m)(3)    Distribution Plan Class B shares                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 22
                                                                 Filed on March 31, 2003

(m)(4)    Distribution Plan Class C shares                       Incorporated by reference to
                                                                 Registratn's Post-Effective Amendment No.22
                                                                 Filed on March 31, 2003

(m)(5)    Form of Distribution Plan Class R shares               Contained herein

(n)       Not applicable

(o)       Form of Multiple Class Plan                            Contained herein

(p)       Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and Chief
                                   Financial Officer, Wachovia Corporation
                                   and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                     Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the follwoing address: Evergreen Distributor Inc., 90 Park Avenue, New York, NY 10019.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

    Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288

    Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and State of Massachusetts, on the 8th day of August 2003.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name:  Michael H. Koonce
                                             Title: Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of August 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee



*By: /s/ Maureen E. Towle

-------------------------------
Maureen E. Towle
Attorney-in-Fact

     * Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit

-------   -------------------------------------------------

(a)       Declaration of Trust

(d)(1)    Investment Advisory Agreement between the
          Registrant and Evergreen Investment Management
          Company, LLC

(e)(1)    Institutional Class and Institutional Service Class
          Principal Underwriting Agreement between the
          Registrant and Evergreen Distributor, Inc.

(e)(2)    Principal Underwriting Agreement
          Class A & C shares

(e)(4)    Form of Distribution Agreement Class R Shares

(e)(5)    Form of Marketing Services Agreement Class R Shares

(h)(1)    Administration Agreement between Evergreen
          Investment Services, Inc. and the Registrant

(h)(3)    Tax Services Administration Agreement

(m)(1)    Distribution Plan Institutional
          Service Shares

(m)(5)    Form of Distribution Plan Class R shares

(o)       Form of Multiple Class Plan

                          Ex. (a) Declaration of Trust

                       AGREEMENT AND DECLARATION OF TRUST


                                       of


                          EVERGREEN SELECT EQUITY TRUST




                            a Delaware Business Trust




                          Principal Place of Business:


                               200 Berkeley Street
                           Boston, Massachusetts 02116


                              Agent for Service of
                              Process in Delaware:

                            Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801

                                TABLE OF CONTENTS


                       AGREEMENT AND DECLARATION OF TRUST


ARTICLE I      Name and Definitions...........................................1

         1.    Name     ......................................................1
         2.    Definitions....................................................1
               (a)      By-Laws...............................................1
               (b)      Certificate of Trust..................................1
               (c)      Class.................................................1
               (d)      Commission............................................2
               (e)      Declaration of Trust..................................2
               (f)      Delaware Act..........................................2
               (g)      Interested Person.....................................2
               (h)      Adviser(s)............................................2
               (i)      1940 Act..............................................2
               (j)      Person................................................2
               (k)      Principal Underwriter.................................2
               (l)      Series................................................2
               (m)      Shareholder...........................................2
               (n)      Shares................................................2
               (o)      Trust.................................................2
               (p)      Trust Property........................................2
               (q)      Trustees..............................................2

ARTICLE II     Purpose of Trust...............................................3

ARTICLE III    Shares.........................................................3

         1.    Division of Beneficial Interest................................3
         2.    Ownership of Shares............................................4
         3.    Transfer of Shares.............................................4
         4.    Investments in the Trust.......................................5
         5.    Status of Shares and Limitation of Personal Liability..........5
         6.    Establishment, Designation, Abolition or
               Termination, etc. of Series or Class...........................5
               (a)      Assets Held with Respect to a Particular Series.......5
               (b)      Liabilities Held with Respect to a Particular Series..6
               (c)      Dividends, Distributions, Redemptions,
                        and Repurchases.......................................7
               (d)      Equality..............................................7
               (e)      Fractions.............................................7
               (f)      Exchange Privilege....................................7
               (g)      Combination of Series.................................7

ARTICLE IV     Trustees.......................................................8

         1.    Number, Election, and Tenure...................................8
         2.    Effect of Death, Resignation, etc. of a Trustee................8
         3.    Powers.........................................................9
         4.    Payment of Expenses by the Trust..............................12
         5.    Payment of Expenses by Shareholders. . . . . . . . . . . . .  13
         6.    Ownership of Assets of the Trust..............................13
         7.    Service Contracts.............................................13
         8.    Trustees and Officers as Shareholders.........................14
         9.    Compensation..................................................15

ARTICLE V      Shareholders' Voting Powers and Meetings......................15

         1.    Voting Powers, Meetings, Notice and Record Dates..............15
         2.    Quorum and Required Vote......................................15
         3.    Record Dates..................................................16
         4.    Additional Provisions.........................................16

ARTICLE VI     Net Asset Value, Distributions and Redemptions................16

         1.    Determination of Net Asset Value, Net Income
               and Distributions.............................................16
         2.    Redemptions and Repurchases...................................16

ARTICLE VII    Limitation of Liability; Indemnification......................17
         1.    Trustees, Shareholders, etc. Not Personally
               Liable; Notice................................................17
         2.    Trustees' Good Faith Action; Expert Advice;
               No Bond or Surety.............................................18
         3.    Indemnification of Shareholders...............................19
         4.    Indemnification of Trustees, Officers, etc....................19
         5.    Compromise Payment............................................20
         6.    Indemnification Not Exclusive, etc............................20
         7.    Liability of Third Persons Dealing with Trustees..............20
         8.    Insurance.....................................................21

ARTICLE VIII   Miscellaneous

         1.    Termination of the Trust or Any Series or Class...............21
         2.    Reorganization................................................21
         3.    Amendments....................................................22
         4.    Filing of Copies; References; Headings........................23
         5.    Applicable Law................................................23
         6.    Provisions in Conflict with Law or Regulations................24
         7.    Business Trust Only...........................................24


                       AGREEMENT AND DECLARATION OF TRUST

                          EVERGREEN SELECT EQUITY TRUST


     THIS AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a Delaware business trust in accordance with the provisions hereinafter set forth.

     NOW, THEREFORE, the Trustees hereby direct that the Certificate of Trust be filed with the Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities, and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the benefit of the holders of Shares of this Trust.

                                    ARTICLE I

                              Name and Definitions

     Section 1. Name. This Trust shall be known as Evergreen Select Equity
Trust and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

     Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

     (a) "Adviser(s)" means a party or parties furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 6(a) hereof;

     (b) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time, which By-Laws are expressly herein incorporated by reference as part of the "governing instrument" within the meaning of the Delaware Act;

     (c) "Certificate of Trust" means the certificate of trust, as amended or restated from time to time, filed by the Trustees in the Office of the Secretary of State of the State of Delaware in accordance with the Delaware Act;

     (d) "Class" means a class of Shares of a Series of the Trust established in accordance with the provisions of Article III hereof;


     (e) "Commission" shall have the meaning given such term in the 1940 Act;

     (f) "Declaration of Trust" means this Agreement and Declaration of Trust, as amended or restated from time to time;

     (g) "Delaware Act" means the Delaware Business Trust Act, 12 Del. C. ss.ss. 3801 et seq., as amended from time to time;

     (h) "Interested Person" shall have the meaning given it in Section 2(a)(19) of the 1940 Act;

     (i) "1940 Act" means the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time;

     (j) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates, and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

     (k) "Principal Underwriter" shall have the meaning given such term in the 1940 Act;

     (l) "Series" means each Series of Shares established and designated under or in accordance with the provisions of Article III hereof; and where the context requires or where appropriate, shall be deemed to include "Class" or "Classes";

     (m) "Shareholder" means a record owner of outstanding Shares;

     (n) "Shares" means the shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares;

     (o) "Trust" means the Delaware Business Trust established under the Delaware Act by this Declaration of Trust and the filing of the Certificate of Trust in the Office of the Secretary of State of the State of Delaware;

     (p) "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust; and

     (q) "Trustees" means the Person or Persons who have signed this Declaration of Trust and all other Persons who may from time to time be duly elected or appointed to serve as Trustees in accordance with the provisions hereof, in each case so long as such Person shall continue in office in accordance with the terms of this Declaration of Trust, and reference herein to a Trustee or the Trustees shall refer to such Person or Persons in his or her or their capacity as Trustees hereunder.

                                   ARTICLE II

                                Purpose of Trust

     The purpose of the Trust is to conduct, operate and carry on the business of an investment company registered under the 1940 Act through one or more Series and to carry on such other business as the Trustees may from time to time determine. The Trustees shall not be limited by any law limiting the investments which may be made by fiduciaries.

                                   ARTICLE III

                                     Shares

     Section 1. Division of Beneficial Interest. The beneficial interest in the Trust shall be divided into one or more Series. The Trustees may divide each Series into Classes. Subject to the further provisions of this Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, (i) to divide the beneficial interest in each Series or Class thereof into Shares, with or without par value as the Trustees shall determine, (ii) to issue Shares without limitation as to number (including fractional Shares) to such Persons and for such amount and type of consideration, including cash or securities, subject to any restriction set forth in the By-Laws, at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish and designate and to change in any manner any Series or Class thereof and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each Series or Class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iv) to divide or combine the Shares of any Series or Class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the Shares of such Series or Class thereof in the assets held with respect to that Series, (v) to classify or reclassify any issued Shares of any Series or Class thereof into shares of one or more Series or Classes thereof; (vi) to change the name of any Series or Class thereof; (vii) to abolish or terminate any one or more Series or Classes thereof; (viii) to refuse to issue Shares to any Person or class of Persons; and
(ix) to take such other action with respect to the Shares as the Trustees may deem desirable.

     Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the 1940 Act, each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and each holder of Shares of a Series shall be entitled to receive such Shareholder's pro rata share of distributions of income and capital gains, if any, made with respect to such Series and upon redemption of the Shares of any Series, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

     All references to Shares in this Declaration of Trust shall be deemed to be Shares of any or all Series or Classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

     All Shares issued hereunder, including, without limitation, Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable. Except as otherwise provided by the Trustees, Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

     Section 2. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or those of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class of the Trust. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares of each Series or Class of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series or Class of the Trust and as to the number of Shares of each Series or Class of the Trust held from time to time by each Shareholder.

     Section 3. Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder thereof or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the By-Laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the holder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

     Section 4. Investments in the Trust. Investments may be accepted by the Trust from Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

     Section 5. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any such Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of such Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or any right to call for a participation or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

     Section 6. Establishment, Designation, Abolition or Termination etc. of Series or Class. The establishment and designation of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution. The abolition or termination of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that abolishes or terminates such Series or Class.

     Shares of each  Series or Class of the Trust  established  pursuant to this
Article III, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

     (a) Assets Held with Respect to a Particular Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be) shall irrevocably be held separate with respect to that Series for all purposes, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, (including, without limitation) any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds), in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series shall be held with respect to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held with respect to all other Series and the General Assets of the Trust not allocated to such Series.

     (b) Liabilities Held with Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges, and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class. Each allocation of liabilities, expenses, costs, charges, and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes. Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets held with respect to such Series only and not against the assets of the Trust generally or against the assets held with respect to any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the Certificate of Trust and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

     (c) Dividends, Distributions. Redemptions, and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article Vl, no dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Shares of any Series or Class, shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Shareholder or any particular Series or Class otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation shall be conclusive and binding upon the Shareholders.

     (d) Equality. All the Shares of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such Series), and each Share of any particular Series shall be equal to each other Share of that Series. With respect to any Class of a Series, each such Class shall represent interests in the assets held with respect to that Series and shall have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

     (e) Fractions. Any fractional Share of a Series or Class thereof shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Class of Shares of the Trust or of other investment companies registered under the 1940 Act in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.


                                   ARTICLE IV

                                    Trustees

     Section 1. Number, Election and Tenure. The number of Trustees shall initially be 12, who shall be Laurence B. Ashkin, Charles A. Austin, III, K. Dun Gifford, James S. Howell, Leroy Keith, Jr., Gerald M. McDonnell, Thomas L. McVerry, David M. Richardson, Russell A. Salton, III, Michael S. Scofield, Richard J. Shima, and William W. Pettit (each, an "Initial Trustee"). Thereafter, the number of Trustees shall at all times be at least one and no more than such number as determined, from time to time, by the Trustees pursuant to Section 3 of this Article IV. Additional Trustees (each, a "New Trustee") may be appointed by the Trustees to fill any vacancy, subject to the requirements of the 1940 Act, or may be elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose. Each Initial Trustee shall serve during the lifetime of the Trust or until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each New Trustee shall serve for an initial term of three years, and, if thereafter re-appointed by at least two-thirds of the number of the Trustees then holding office or elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose, shall serve during the lifetime of the Trust or, in either case, until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner; until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. In the event that less than a majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall take such actions as may be necessary under applicable law for the election of Trustees. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust.

     Section 2. Effect of Death. Resignation. etc. of a Trustee. The death, declination to serve, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust's Adviser(s) are empowered to appoint new Trustees subject to the provisions of the 1940 Act.

     Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in transactions of all kinds on behalf of the Trust as described in this Declaration of Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the management of the affairs of the Trust and may amend and repeal such By-Laws to the extent that such By-Laws do not reserve that right to the Shareholders; enlarge or reduce the number of Trustees; remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation, retirement or removal of a Trustee; elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees, consisting of two or more Trustees, that may exercise the powers and authority of the Board of Trustees to the extent that the Trustees so determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; employ an administrator for the Trust and may authorize such administrator to employ subadministrators; employ an investment adviser or investment advisers to the Trust and may authorize such Advisers to employ subadvisers; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified herein or in the By-Laws or required by law, any action by the Trustees shall be deemed effective if approved or taken by a majority of the Trustees present at a meeting of Trustees at which a quorum of Trustees is present, within or without the State of Delaware.

     Without limiting the foregoing, the Trustees shall have the power and authority to cause the Trust (or to act on behalf of the Trust):

     (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial papers, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the United States Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons to exercise any of said rights, powers, and privileges in respect of any of said instruments;

     (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options (including, options on futures contracts) with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

     (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

     (d) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

     (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

     (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

     (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

     (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

     (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

     (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith to issue notes or other evidences of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

     (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust Property or any part thereof to secure any of or all of such obligations;

     (l) To purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance polices insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability;

     (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans and trusts, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

     (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

     (o) To enter into contracts of any kind and description;

     (p) To employ as custodian of any assets of the Trust one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

     (q) To employ auditors, counsel or other agents of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

     (r) To interpret the investment policies, practices, or limitations of any Series or Class;

     (s) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article III;

     (t) To the full extent permitted by the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article III;

     (u) To invest all of the assets of the Trust, or any Series or any Class thereof in a single investment company;

     (v) Subject to the 1940 Act, to engage in any other lawful act or activity in which a business trust organized under the Delaware Act may engage.

     The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

     Section 4. Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Advisers, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III, Section 6 hereof.

     Section 5. Payment of Expenses by Shareholders. The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, expenses of the Trust as described in Section 4 of this Article IV ("Expenses"), in an amount fixed from time to time by the Trustees, by setting off such Expenses due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such Expenses due from such Shareholder, provided that the direct payment of such Expenses by Shareholders is permitted under applicable law.


     Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

     Section 7. Service Contracts.

     (a) Subject to such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws, including, without limitation, the requirements of Section 15 of the 1940 Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or Class thereof) with any Person and any such contract may contain such other terms as the Trustees may determine, including, without limitation, authority for the Adviser(s) or administrator to delegate certain or all of its duties under such contracts to other qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

     (b) The Trustees may also, at any time and from time to time, contract with any Person, appointing such Person exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series (or Classes) or other securities to be issued by the Trust.

     (c) The Trustees are also empowered, at any time and from time to time, to contract with any Person, appointing such Person or Persons the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series.

     (d) The Trustees are further empowered, at any time and from time to time, to contract with any Person to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

     (e) The fact that:

     (i) any of the Shareholders, Trustees, or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, Adviser, Principal Underwriter, distributor, or affiliate or agent of or for any Person, or for any parent or affiliate of any Person with which an advisory, management, or administration contract, or Principal Underwriter's or distributor's contract, or transfer agent, shareholder servicing agent or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust; or that

     (ii) any Person with which an advisory, management, or administration contract or Principal Underwriter's or distributor's contract, or transfer agent or shareholder servicing agent contract may have been or may hereafter be made also has an advisory, management, or administration contract, or Principal Underwriter's or distributor's or other service contract with one or more other Persons, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its shareholders.

     Section 8. Trustees and Officers as Shareholders. Any Trustee, officer or agent of the Trust may acquire, own and dispose of Shares to the same extent as if he or she were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Shares to, and redeem such Shares from, any such Person or any firm or company in which such Person is interested, subject only to the general limitations contained herein or in the By-Laws relating to the sale and redemption of such Shares.

     Section 9. Compensation. The Trustees in such capacity shall be entitled to reasonable compensation from the Trust and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for such services by the Trust.

                                    ARTICLE V

                    Shareholders' Voting Powers and Meetings

     Section 1. Voting Powers. Meetings. Notice. and Record Dates. The Shareholders shall have power to vote only: (i) for the election or removal of Trustees as provided in Article IV, Section 1 hereof, and (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the By-Laws or any registration statement of the Trust with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable. Shareholders shall be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per Share for each Share held, as to any matter on which the Share is entitled to vote. Notwithstanding any other provision of this Declaration of Trust, on any matters submitted to a vote of the Shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy may be given in writing. The By-Laws may provide that proxies may also, or may instead, be given by an electronic or telecommunications device or in any other manner. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by the Shareholders. Meetings of the Shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-Laws.

     Section 2. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, twenty-five percent (25%) of the Shares issued and outstanding shall constitute a quorum at a Shareholders' meeting but any lesser number shall be sufficient for adjourned sessions. When any one or more Series (or Classes) is to vote as a single Series (or Class) separate from any other Shares, twenty-five percent (25%) of the Shares of each such Series (or Class) issued and outstanding shall constitute a quorum at a Shareholders' meeting of that Series (or Class). Except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.

     Section 3. Record Dates. For the purpose of determining the Shareholders of any Series (or Class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or Class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or Classes) at any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or Classes).

     Section  4.  Additional   Provisions.   The  By-Laws  may  include  further
provisions for Shareholders' votes and meetings and related matters.

                                   ARTICLE VI

                 Net Asset Value, Distributions and Redemptions

     Section 1. Determination of Net Asset Value, Net Income and Distributions. Subject to applicable law and Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote of the Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series or Class or net income attributable to the Shares of any Series or Class, or the declaration and payment of dividends and distributions on the Shares of any Series or Class, as they may deem necessary or desirable.

     Section 2. Redemptions and Repurchases.

     (a) The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust, or a Person designated by the Trust, that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof as determined by the Trustees (or on their behalf), in accordance with any applicable provisions of the By-Laws, any registration statement of the Trust and applicable law. Unless extraordinary circumstances exist, payment for said Shares shall be made by the Trust to the Shareholder in accordance with the 1940 Act and any rules and regulations thereunder or as otherwise required by the Commission. The obligation set forth in this Section 2(a) is subject to the provision that, during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series, such obligation may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided herein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per share next determined after the termination of such suspension.

     (b) The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series or Class thereof for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any Adviser or other Person in transferring securities selected for delivery as all or part of any payment-in-kind.

     (c) If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Shares of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended (or any successor statute thereof), then the Trustees shall have the power (but not the obligation) by such means as they deem equitable (i) to call for the redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification, (ii) to refuse to transfer or issue Shares of any Series or Class thereof to such Person whose acquisition of the Shares in question would result in such disqualification, or (iii) to take such other actions as they deem necessary and appropriate to avoid such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article VI.

     (d) The holders of Shares shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), or to comply with the requirements of any other taxing authority.

                                   ARTICLE VII

                    Limitation of Liability; Indemnification

     Section 1. Trustees, Shareholders, etc. Not Personally Liable; Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 4 of this Article VII, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust (or if the matter relates only to a particular Series, that of such Series), for the payment or performance thereof.

     The Trustees may provide that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of State of the State of Delaware and may recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of any instrument made or issued by the Trustees or by any officer of officers of the Trust are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be. The omission of any statement to such effect from such instrument shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the assets of any Series to the obligations of any other Series.

     Section 2. Trustees' Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to Section 4 of this Article VII, a Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Adviser, administrator, distributor or Principal Underwriter, custodian or transfer agent, dividend disbursing agent, shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports madeto the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party employed by the Trust. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

     Section 3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

     Section 4. Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 4, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; or
(ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct,
(ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this
Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 5. Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4 of this Article VII, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.

     Section 6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VII shall not be exclusive of or affect any other rights to which any such Covered Person or shareholder may be entitled. As used in this Article VII, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

     Section 7. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

     Section 8. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.

                                  ARTICLE VIII

                                  Miscellaneous

     Section 1. Termination of the Trust or Any Series or Class.

     (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trustees in their sole discretion may terminate the Trust.

     (b) Upon the requisite action by the Trustees to terminate the Trust or any one or more Series of Shares or any Class thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees may consider appropriate reduce the remaining assets of the Trust or of the affected Series or Class to distributable form in cash or Shares (if any Series remain) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Series or Classes involved, ratably according to the number of Shares of such Series or Class held by the Shareholders of such Series or Class on the date of distribution. Thereupon, the Trust or any affected Series or Class shall terminate and the Trustees and the Trust shall be discharged from any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

         (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the
Trust's Certificate of Trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

     Section 2. Reorganization.

     (a) Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations, (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.

     (b) Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation or exchange or transfer of assets and liabilities approved by the Trustees in accordance with this Section 2 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

     (c) The Trustees may create one or more business trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series or classes thereof.

     Section 3. Amendments. Except as specifically provided in this Section 3, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V,
Section 1 hereof, (ii) any amendment to this Section 3 of Article VIII; (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance provided by Article VII hereof with respect to any acts or omissions of Persons covered thereby prior to suchamendment nor shall any such amendment limit the rights to indemnification referenced in Article VIl hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without Shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

     Section 4. Filing of Copies; References; Headings. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendments, references to this instrument, and all expressions such as "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

     Section 5. Applicable Law.

     (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. The Trust shall be of the type commonly called a business trust, and without limiting the provisions hereof, the Trust specifically reserves the right to exercise any of the powers or privileges afforded to business trusts or actions that may be engaged in by business trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

     (b) Notwithstanding the first sentence of Section 5(a) of this Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: (i) the filing with any court or governmental body or agency of Trustee accounts or schedules of trustee fees and charges; (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust; (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property; (iv) fees or other sums applicable to trustees, officers, agents or employees of a trust; (v) the allocation of receipts and expenditures to income or principal; (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets; or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust; or (viii) activities similar to those referenced in the foregoing items (i) through (vii).

     Section 6. Provisions in Conflict with Law or Regulations.

     (a) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any such provision is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), and the regulations thereunder, the Delaware Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such decision shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

     (b) If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall, not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

     Section 7. Business Trust Only. It is the intention of the Trustees to create a business trust pursuant to the Delaware Act. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to the Delaware Act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners, or members of a joint stock association.

     IN WITNESS WHEREOF, the Trustees named below do hereby make and enter into this Agreement and Declaration of Trust as of the 18th day of September, 1997.



/s/ Laurence B. Ashkin                             /s/ Thomas L. McVerry
Laurence B. Ashkin                                 Thomas L. McVerry
Trustee and not individually                       Trustee and not individually



/s/ Charles A. Austin, III                         /s/ David M. Richardson
Charles A. Austin, III                             David M. Richardson
Trustee and not individually                       Trustee and not individually



/s/ K. Dun Gifford                                 /s/ Russell A. Salton, III
K. Dun Gifford                                     Russell A. Salton, III
Trustee and not individually                       Trustee and not individually



/s/ James S. Howell                                /s/ Michael S. Scofield
James S. Howell                                    Michael S. Scofield
Trustee and not individually                       Trustee and not individually



/s/ Leroy Keith, Jr.                               /s/ Richard J. Shima
Leroy Keith, Jr.                                   Richard J. Shima
Trustee and not individually                       Trustee and not individually



/s/ Gerald M. McDonnell                            /s/ William W. Pettit
Gerald M. McDonnell                                William W. Pettit
Trustee and not individually                       Trustee and not individually


                         THE PRINCIPAL PLACE OF BUSINESS
                                OF THE TRUST IS:

                               200 Berkeley Street
                           Boston, Massachusetts 02116

              Ex. (d)(1) Investment Advisory Agreement between the
                 Registrant and Evergreen Investment Management
                                  Company, LLC

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 18th day of September 1997, by and between EVERGREEN SELECT EQUITY TRUST, a Delaware business trust (the "Trust") and KEYSTONE INVESTMENT MANAGEMENT COMPANY, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
         (b) all charges and expenses for bookkeeping and auditors;
         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;
         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;
         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;
         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");
         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;
         (h) all  costs of certificates representing shares of the Trust or its Funds;
        (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;
         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;
         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;
         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                          EVERGREEN SELECT EQUITY TRUST

                        By: /s/ John Pileggi
                      Name: John Pileggi
                     Title:

                         KEYSTONE INVESTMENT MANAGEMENT COMPANY

                      By: /s/ Albert H. Elfner
                    Name: Albert H. Elfner
                   Title: Chief Executive Officer

                                                            As of July 14, 2003

                                   Schedule 1

                          Evergreen Equity Index Fund
                           Evergreen Core Equity Fund
                  (formerly Evergreen Select Core Equity Fund)
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund
                (formerly Evergreen Select Strategic Value Fund)
                          Evergreen Special Equity Fund

                                                            As of July 14, 2003

                                   Schedule 2

                  As compensation for the Adviser's services to the Fund during the period of this Agreement, the Fund will pay to the Adviser a fee at the annual rate of:

                           Evergreen Core Equity Fund
                           Evergreen Select Strategic Growth Fund
                  I.       Evergreen Strategic Value Fund

--------------------------------------------------------------------------------

                  0.62% of the Average Daily Net Assets of each Fund computed as of the close of business on each business day.


                  II.      Evergreen Equity Index Fund

--------------------------------------------------------------------------------

                  0.32% of the Average Daily Net Assets of the Fund computed as of the close of business on each business day.

                  III.     Evergreen Special Equity Fund
--------------------------------------------------------------------------------

                  0.92% of the Average Daily Net Assets of the Fund computed as of the close of business on each business day.

         Ex. (e)(1) Institutional Class and Institutional Service Class
                  Principal Underwriting Agreement between the
                   Registrant and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                          EVERGREEN SELECT EQUITY TRUST


         AGREEMENT made this 18th day of September, 1997 by and between Evergreen Select Equity Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereto (such Trust and series referred to herein as "Fund" individually or "Funds" collectively), and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Charitable shares, Institutional shares, and Institutional Service shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees specified in Exhibit B.

         5. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such three-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         6. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information and any such printed supplemental information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         7. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         8. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         9. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

         b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal  Underwriter,  its officers and Directors
                  or any controlling person would  otherwise be subject to
                  liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         10. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

         b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         11. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         12. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         13. The term of this Agreement shall begin on the date hereof and, unless sooner terminated or continued as provides below, shall expire after two years. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any the Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         14. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         15. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.


                                     EVERGREEN SELECT EQUITY TRUST


                                   By:


                                     EVERGREEN DISTRIBUTOR, INC.


                                   By:

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                        FOR INSTITUTIONAL SERVICE SHARES

                                      DATED

                               SEPTEMBER 18, 1997


                             Schedule of Commissions

Institutional Shares pay up to 0.25% annually of the average daily net asset shares of a Fund

                                                   As of July 14, 2003


                                    EXHIBIT A

                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund

                  Ex. (e)(2) Principal Underwriting Agreement
                               Class A & C shares

                        PRINCIPAL UNDERWRITING AGREEMENT
                          EVERGREEN SELECT EQUITY TRUST
                              CLASS A AND C SHARES

         AGREEMENT made this 30th day of August, 1999 by and between Evergreen Select Equity Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class A and Class C shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class A and C Shares as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Class C Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                  EVERGREEN SELECT EQUITY TRUST

                                By:

                                  EVERGREEN DISTRIBUTOR, INC.


                                By:

                                    EXHIBIT A

         EVERGREEN EQUITY TRUST
                  Domestic Equity Funds
                  Evergreen Aggressive Growth Fund
                  Evergreen Fund
                  Evergreen Micro Cap Fund
                  Evergreen Omega Fund
                  Evergreen Small Company Growth Fund
                  Keystone Strategic Growth Fund (K-2)*
                  (To be redesignated Evergreen Strategic Growth Fund January 12, 1998)

                  Specialty Growth and Balanced Funds
                  Evergreen American Retirement Fund
                  Evergreen Foundation Fund
                  Evergreen Tax Strategic Foundation Fund
                  Evergreen Balanced Fund

                  Growth  and  Income  Funds
                  Evergreen  Fund for  Total  Return
                  Evergreen  Growth and Income Fund
                  Evergreen  Income and Growth Fund
                  Evergreen  Small Cap Equity Income Fund
                  Evergreen  Value Fund
                  Evergreen  Utility Fund
                  Keystone  Growth and Income Fund (S-1)*

                  (To be redesignated Evergreen Blue Chip Fund January 12, 1998)

         *  Class A Shares and Class C Shares authorized but not issued

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                               SEPTEMBER 18, 1997

                              Schedule of Payments

Class A Shares                      Up to 0.25% annually of the average daily
                                    net asset value of Class A shares of a Fund
                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares                      Up to 1.00% annually of the average
                                    daily net asset value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                                                            As of April 1, 2003

                                    EXHIBIT A

                          Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                 MARCH 20, 2003

                              Schedule of Payments

Class A Shares                      Up to 0.30% annually of the average daily
                                    net asset value of Class A shares of a Fund
                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares                      Up to 1.00% annually of the average
                                    daily net asset value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                 Ex. (e)(4) Form of Distribution Agreement Class R Shares

                                     FORM OF
                              AMENDED AND RESTATED
                         CLASS R DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 7th day of October, 2003 by and between Evergreen Select Equity Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class R shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class R shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

1. SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of October 7, 2003 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS"), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee and Distributor's Spread (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class R shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class R shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2. DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3. REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5. OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b)(2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7. COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.50% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares . [The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.]

                  (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Feeand any Service Fees that may be due in respect of each Fund.

                  (c) The Trust agrees to cause its transfer agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.



                  (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

                (e) Except as provided in Section 7(F) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee (the "Collection Rights" )) of the Distributor.

                (f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct
          Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class R Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future R-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future R-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees , to which it is entitled pursuant to this Section 7. For purposes of this Section 7, the term R-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the R-Class-of-Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a R-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class
          R Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a R-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of such shares.

              (g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee directly to the Assignee thereof as directed in a writing by the Distributor with the consent of the Trust.


                (h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

(i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

(j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.


         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.


9.       TERM.

9.1 This Agreement shall continue until December 31, 2004 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of Delaware.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.                 EVERGREEN SELECT EQUITY TRUST

By: ____________________________            By: ___________________________
Title:                                                        Title:

                                                        As of October 7, 2003

                                    EXHIBIT A


         EVERGREEN SELECT EQUITY TRUST

                  Domestic Equity Funds I
                  Evergreen Select Strategic Growth Fund

                  Domestic Equity Funds II
                  Evergreen Strategic Value Fund

         Ex. (e)(5) Form of Marketing Services Agreement Class R Shares

                  FORM OF CLASS R MARKETING SERVICES AGREEMENT

         AGREEMENT, made as of the 7th day of October, 2003 by and among EVERGREEN SELECT EQUITY TRUST (the Trust), separately on behalf of each of the Funds as defined below, Evergreen Distributor, Inc. (the
"Distributor") and Evergreen Investment Services, Inc. (the "Marketing Services Agent").

         WHEREAS, the Trust is comprised of the separate investment series set forth on Exhibit A (the Funds"), each of which issues multiple classes of shares (the "Shares"); and

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to the Class R Shares of the Funds (a "Class R Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Class R Plan authorizes payments to finance activity which is intended to result in the sale of Class R Shares of the Funds; and

         WHEREAS, the Trust has appointed the Distributor as the distributor of the Class R Shares, pursuant to an agreement (the "Class R Distribution Agreement") which authorizes the Distributor to use appropriate efforts to promote the Funds; and

         WHEREAS, the Distributor and the Trust desire to engage the Marketing Services Agent, and the Marketing Services Agent is willing, to assist the Trust and the Distributor in their efforts to promote the Funds during the period of this Marketing Services Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

         1. SERVICES AS MARKETING SERVICES AGENT

         1.1. The Marketing Services Agent, as agent for the Trust and the Distributor, agrees to use appropriate efforts to promote each Fund and will undertake such advertising and promotion as it believes reasonable in connection with such activities. Without limiting the generality of the foregoing, the Marketing Services Agent shall: (i) make payments on behalf of the Distributor to securities dealers and others engaged in the sale of Class R Shares in accordance with the instructions of the Distributor as to the amount and timing of such payments; (ii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iii) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) prepare, print and make available to the Distributor for distribution sales literature; (v) prepare, print and make available to the Distributor for distribution Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vi) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request. The Marketing Services Agent also shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the marketing expenditures incurred by the Marketing Services Agent in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

         1.2. In the event that the Trust establishes additional investment series with respect to which it desires to retain the Marketing Services Agent to act as Marketing Services Agent hereunder, it shall promptly notify the Marketing Services Agent in writing. If the Marketing Services Agent is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its shares shall become Shares hereunder.

         1.3. All activities by the Marketing Services Agent and its agents and employees as the Marketing Services Agent of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended.

         1.4. In providing marketing services for the Shares, the Marketing Services Agent shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Marketing Services Agent nor any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund Prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

         1.5. The Marketing Services Agent agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the marketing services provided hereunder.

         2. DUTIES OF THE TRUST.

         2.1. The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the marketing services provided hereunder.

         2.2. The Trust shall furnish from time to time, for use in connection with the marketing of Shares, such information with respect to the Funds and the Shares as the Marketing Services Agent may reasonably request, and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Marketing Services
Agent: (a) unaudited semi-annual statements of each Fund's books and accounts,
(b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and (e) from time to time such additional information regarding each Fund's financial condition as the Marketing Services Agent may reasonably request.

         3. REPRESENTATIONS OF THE TRUST.

         3.1. The Trust represents to the Marketing Services Agent that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

         4. INDEMNIFICATION.

         4.1. (a) The Trust shall indemnify and hold harmless the Marketing Services Agent, its officers and directors, and each person, if any, who controls the Marketing Services Agent within the meaning of Section 15 of the Securities Act (the "Marketing Services Agent Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Marketing Services Agent Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Marketing Services Agent, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Marketing Services Agent Indemnitees to be deemed to protect the Marketing Services Agent Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Marketing Services Agent Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Marketing Services Agent Indemnitee, unless the Marketing Services Agent Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Marketing Services Agent Indemnitee (or after the Marketing Services Agent Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

                  (b) The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Marketing Services Agent Indemnitees defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Marketing Services Agent Indemnitees defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Marketing Services Agent Indemnitees defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Marketing Services Agent of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance, marketing or sale of any of the Shares.

         4.2. The Marketing Services Agent shall indemnify and hold harmless the Trust and each of its directors and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1(a), but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust in writing by or on behalf of the Marketing Services Agent for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Marketing Services Agent, the Marketing Services Agent shall have rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Marketing Services Agent by the provisions of paragraph 4.1(b).

         5. MARKETING OF SHARES.

         5.1. No marketing services in respect of the Shares shall be provided by the Marketing Services Agent under any of the provisions of this Agreement if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current Prospectus and Statement of Additional Information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission.

         6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

         6.1. The Trust agrees to advise the Marketing Services Agent as soon as reasonably practical by a notice in writing delivered to the Marketing Services
Agent: (a) of any request or action taken by the Commission which is material to the Marketing Services Agent's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Marketing Services Agent's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

SECTION 7.  COMPENSATION OF MARKETING SERVICES AGENT

         7.1. (a) Pursuant to the Class R Plan of each Fund, the Trust shall pay in respect of each Fund a fee (the "Distribution Fee") in respect of the Class R Shares of each such Fund at the rate of 0.25% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under the Business Conduct Rules as applicable to such Distribution Fee on the date hereof. The Distribution Fee shall be paid in accordance with, and compensate the Distributor for services provided pursuant to, the Class R Distribution Agreement. In consideration for the marketing services provided by the Marketing Services Agent hereunder, including without limitation the financing of commissions paid by the Distributor in respect of Class R Shares sold pursuant to the Class R Distribution Agreement, the Distributor shall assign and pay or cause to be paid to the Marketing Services Agent all Distribution Fees to which the Distributor is entitled under the Class R Distribution Agreement. The Marketing Services Agent shall be considered a third party beneficiary of the Class R Distribution Agreement and shall continue to be entitled to compensation hereunder notwithstanding termination of the Distributor as distributor for the Class R Shares.

                  (b) The Marketing Services Agent may allow all or a part of said Distribution Fees received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Marketing Services Agent may determine.

                  (c) The Marketing Services Agent may assign, sell or otherwise transfer any part of the Distribution Fees relating to the Class R Shares of a Fund (but not the Marketing Services Agent's obligations to the Trust with respect to such Fund provided for in this Agreement) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Marketing Services Agent. In connection therewith the Trust shall pay all or any amounts otherwise due to the Marketing Services Agent directly to the Assignee thereof as directed in a writing by the Marketing Services Agent, as the same may be amended from time to time with the consent of the Trust, and the Trust shall be without liability to any person if it pays such amounts when and as so directed, except for underpayments of amounts actually due, without any amount payable as consequential or other damages due to such underpayment and without interest except to the extent that delay in payment of Distribution Fee results in an increase in the maximum amount allowable under the NASD Business Conduct Rules, which increases daily at a rate of prime plus one percent per annum.

         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

         9. TERM.

         9.1. This Agreement shall continue until December 31, 2004 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and (ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty,
(a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment (excluding an assignment pursuant to Section 7 hereof). (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

         10. MISCELLANEOUS.

         10.1. This Agreement shall be governed by the laws of the State of Delaware.

         10.2. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

         10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.


EVERGREEN DISTRIBUTOR, INC.         EVERGREEN SELECT EQUITY TRUST


By: ____________________________    By: _____________________________
Title:                                               Title:


EVERGREEN INVESTMENT SERVICES, INC.


By: ____________________________
Title:

             Ex. (h)(1) Administration Agreement between Evergreen
                  Investment Services, Inc. and the Registrant

                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

         This Administrative Services Agreement is made as of this 2nd day of January, 2002 between the Evergreen Trusts listed on SCHEDULE A, each a Delaware business trust (herein called individually the "Trust" and together the "Trusts"), and Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS").


                              W I T N E S S E T H:


         WHEREAS, each Trust is a Delaware business trust consisting of one or more series which operates as an open-end management investment company and is so registered under the Investment Company Act of 1940; and

         WHEREAS, each Trust desires to retain EIS as its Administrator to provide it with administrative services and EIS is willing to render such services.


         NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:


1. APPOINTMENT OF ADMINISTRATOR. Each Trust hereby appoints EIS as Administrator of the Trust and each of its series listed on SCHEDULE A attached hereto on the terms and conditions set forth in this Agreement; and EIS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

2. SERVICES AND DUTIES. As Administrator, and subject to the supervision and control of the Trustees of each Trust, EIS will hereafter provide facilities, equipment and personnel to carry out the following administrative services for operation of the business and affairs of each Trust and each of its series:

         (a) Prepare, file and maintain each Trust's governing documents, including the Declaration of Trust (which has previously been prepared and filed), the By laws, minutes of meetings of Trustees and shareholders, and proxy statements for meetings of shareholders;

         (b) Prepare and file with the Securities and Exchange Commission and the appropriate state securities authorities the registration statements for each Trust and each Trust's shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary or convenient to enable the Trust to make a continuous offering of its shares;

         (c) Prepare, negotiate and administer contracts on behalf of each Trust with, among others, each Trust's distributor, and custodian and transfer agent;

         (d) Supervise each Trust's fund accounting agent in the maintenance of each Trust's general ledger and in the preparation of each Trust's financial statements, including oversight of expense accruals and payments and the determination of the net asset value of each Trust's assets and of each Trust's shares, and of the declaration and payment of dividends and other distributions to shareholders;

         (e) Calculate performance data of each Trust for dissemination to information services covering the investment company industry;

         (f) Prepare and file each Trust's tax returns;

         (g) Examine and review the operations of each Trust's custodian and transfer agent;

         (h) Coordinate the layout and printing of publicly disseminated prospectuses and reports;

         (i) Prepare various shareholder reports;


         (j) Assist with the design, development and operation of new series of each Trust;


         (k) Coordinate shareholder meetings;

         (l) Provide general compliance services; and


         (m) Advise each Trust and its Trustees on matters concerning the Trust and its affairs.

         The foregoing, along with any additional services that EIS shall agree in writing to perform for each Trust hereunder, shall hereafter be referred to as "Administrative Services." Administrative Services shall not include any duties, functions, or services to be performed for each Trust by such Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with such Trust.

3. EXPENSES. EIS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Administrative Services to each Trust. Each Trust shall be responsible for all other expenses incurred by EIS on behalf of such Trust, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not EIS employees, and trade association dues.

4. COMPENSATION. As compensation for the Administrative Services provided to the Trusts with respect to their series, the Trusts hereby agree to pay and EIS hereby agrees to accept as full compensation for its services rendered hereunder an administrative fee, calculated daily and payable monthly, at an annual rate determined in accordance with SCHEDULE B attached hereto.

5. RESPONSIBILITY OF ADMINISTRATOR. EIS shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. EIS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of EIS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of EIS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of EIS even though paid by EIS.


6. DURATION AND TERMINATION.


         (a) This Agreement shall be in effect until December 31, 2002, and shall continue in effect from year to year thereafter, provided it is approved, at least annually, by a vote of a majority of Trustees of the Trusts including a majority of the disinterested Trustees.

         (b) This Agreement may be terminated at any time, without payment of any penalty, on sixty (60) day's prior written notice by a vote of a majority of any Trust's Trustees or by EIS.


 7. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.


8. NOTICES. Notices of any kind to be given to any Trust hereunder by EIS shall be in writing and shall be duly given if delivered to such Trust at: 200 Berkeley Street, Boston, MA 02116, Attention: Secretary. Notices of any kind to be given to EIS hereunder by any Trust shall be in writing and shall be duly given if delivered to EIS at 200 Berkeley Street, Boston, Massachusetts 02116.
Attention: Chief Administrative Officer.

9. LIMITATION OF LIABILITY. EIS is hereby expressly put on notice of the limitation of liability as set forth in each Trust's Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular series and of each Trust with respect to that particular series be limited solely to the assets of that particular series, and EIS shall not seek satisfaction of any such obligation from the assets of any other series, the shareholders of any series, the Trustees, officers, employees or agents of the Trust, or any of them.


10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this Master Administrative Services Agreement to be executed by their officers designated below as of the day and year first above written.


EVERGREEN EQUITY TRUST EVERGREEN FIXED INCOME TRUST EVERGREEN MUNICIPAL TRUST EVERGREEN INTERNATIONAL TRUST EVERGREEN MONEY MARKET TRUST EVERGREEN SELECT EQUITY TRUST EVERGREEN SELECT FIXED INCOME TRUST EVERGREEN SELECT MONEY MARKET TRUST EVERGREEN VARIABLE ANNUITY TRUST



By:_/s/ Michael H. Koonce___________
Name:  Michael H. Koonce
Title:  Secretary



EVERGREEN INVESTMENT SERVICES, INC.



By:_/s/ Carol A. Kosel_____________
Name:  Carol A. Kosel
Title:  Senior Vice President

                                   SCHEDULE A
                              (As of July 14, 2003)

                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
           (formerly Evergreen Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund

                          EVERGREEN SELECT EQUITY TRUST
                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                       EVERGREEN SELECT MONEY MARKET TRUST
             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund

                            EVERGREEN MUNICIPAL TRUST
                    Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                          Evergreen Municipal Bond Fund

                    Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund

                    Evergreen California Municipal Bond Fund
            (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
             (formerly Evergreen Offit New York Municipal Bond Fund)

                   Evergreen Pennsylvania Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund


                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                         Evergreen Asset Allocation Fund

                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund

                          Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                 (formerly Evergreen Small Company Growth Fund)

                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                        Evergreen Growth and Income Fund
                              Evergreen Growth Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund

                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund

                             Evergreen Masters Fund
                              Evergreen Omega Fund
                            Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                          Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund
                         Evergreen Ultra Short Bond Fund

                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund

                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                           Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                       Evergreen VA Small Cap Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund

                                   SCHEDULE B
                              (As of July 14, 2003)


 FEE SCHEDULE FOR THE FOLLOWING FLUCTUATING FUNDS (the " Fluctuating Funds")*:

                      EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                        Evergreen Fixed Income Fund II**
                     Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                       Evergreen International Bond Fund
                        Evergreen Limited Duration Fund

                         EVERGREEN SELECT EQUITY TRUST

                           Evergreen Core Equity Fund
                          Evergreen Equity Index Fund
                         Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                            EVERGREEN MUNICIPAL TRUST

                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                   Evergreen Pennsylvania Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                         Evergreen Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                   Evergreen High Income Municipal Bond Fund
                  Evergreen Offit National Municipal Bond Fund

                             EVERGREEN EQUITY TRUST

                             Evergreen Balanced Fund
                            Evergreen Foundation Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Blue Chip Fund
                        Evergreen Growth and Income Fund
                          Evergreen Equity Income Fund
                         Evergreen Special Values Fund
                        Evergreen Aggressive Growth Fund
                        Evergreen Asset Allocation Fund
                         Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                                 Evergreen Fund
                             Evergreen Growth Fund
                          Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                          Evergreen Stock Selector Fund
                         Evergreen Large Cap Value Fund
                      Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                           Evergreen Health Care Fund
                           Evergreen Technology Fund
                 Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                        Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                        Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund
                        Evergreen Ultra Short Bond Fund

                         EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                         Evergreen Global Leaders Fund
                      Evergreen Global Opportunities Fund
                      Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                          Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                               Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                      Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                         Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                           Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                       Evergreen VA Small Cap Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund

                          - 0.100% on first $50 billion in
                            Fluctuating Fund assets;
                          - 0.090% on next $25 billion;
                          - 0.080% on next $25 billion;
                          - 0.075% on next $25 billion;
                          - 0.050% on assets over $125 billion;

        * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

                                   SCHEDULE B
                              (as of July 14, 2003)

 FEE SCHEDULE FOR THE FOLLOWING MONEY MARKET FUNDS (the "Money Market Funds")*:


                      EVERGREEN SELECT MONEY MARKET TRUST

                   Evergreen Institutional Money Market Fund
              Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional 100% Treasury Money Market Fund
           Evergreen Institutional U.S. Government Money Market Fund
               Evergreen Prime Cash Management Money Market Fund
                                  SNAP Fund**


                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                 Evergreen Florida Municipal Money Market Fund
                          Evergreen Money Market Fund
                     Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                  Evergreen U.S. Government Money Market Fund


                - 0.060% on first $60 billion in Money Market assets;
                - 0.055% on next $40 billion;
                - 0.050% on next $25 billion;
                - 0.040% on assets over $125 billion;

   * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

              ** Neither Fixed Income Fund II nor SNAP Fund pay an
                          administrative services fee.

                Ex. (h)(3) Tax Services Administration Agreement

                      TAX SERVICES ADMINISTRATION AGREEMENT

AGREEMENT dated as of July 1, 2003 by and between Evergreen Investment Services, Inc. ("Evergreen") and State Street Bank and Trust Company (the "Financial Administrator").

WHEREAS, Evergreen serves as administrator to the investment portfolios listed on Schedule A hereto (the "Funds") pursuant to certain Administrative Services Agreements (the "Administrative Services Agreement");

WHEREAS, each Fund is a Delaware statutory trust or a series of a Delaware statutory trust registered as an open-end or closed-end (as the case may be), management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") (each, a "Trust"); and

WHEREAS, Evergreen is required to provide certain administrative services to each Trust under the Administrative Services Agreement with such Trust; and

WHEREAS, Evergreen desires to retain the Financial Administrator to furnish certain tax services to each Trust, and the Financial Administrator is willing to furnish such services, on the terms and conditions hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

I. APPOINTMENT OF FINANCIAL ADMINISTRATOR

Evergreen hereby appoints the Financial Administrator to provide certain tax services to each Trust for the period and on the terms set forth in this Agreement. The Financial Administrator accepts such appointment and agrees to render the services stated herein.

The Funds currently consist of those portfolios identified on Schedule A hereto .. In the event that a Trust establishes one or more additional portfolios with respect to which Evergreen wishes to retain the Financial Administrator to act as financial administrator hereunder, Evergreen shall notify the Financial Administrator in writing. Upon such notification, such portfolio shall become a "Fund" hereunder and shall become subject to the provisions of this Agreement to the same extent as the existing Funds, except to the extent that such provisions (including those relating to compensation and expenses payable by Evergreen) may be modified with respect to each such additional portfolio in writing by Evergreen and the Financial Administrator at the time such additional portfolio becomes a Fund.

II. REPRESENTATIONS AND WARRANTIES

     A. By Financial Administrator. The Financial Administrator represents and warrants that:

1. It is a Massachusetts trust company, duly organized and existing under the laws of The Commonwealth of Massachusetts;

2. It has the corporate power and authority to carry on its business in The Commonwealth of Massachusetts;

3. All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

4. No legal or administrative proceedings have been instituted or threatened which would impair the Financial Administrator's ability to perform its duties and obligations under this Agreement; and

5. Its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Financial Administrator or any law or regulation applicable to it.

     B. By Evergreen. Evergreen represents and warrants that:

1. It is a corporation, duly organized, existing and in good standing under the laws of the State of Delaware;

2. It has the power and authority under applicable laws and by its organizing documents to enter into and perform this Agreement;

3. All requisite proceedings have been taken to authorize it to enter into and perform this Agreement;

4. Each Trustis an investment company properly registered under the 1940 Act;

5. A registration statement under the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act has been filed and will be effective and remain effective for each Trust during the term of this Agreement. Evergreen also warrants that as of the effective date of this Agreement, all necessary filings under the securities laws of the states in which each Trust offers or sells its shares have been made;

6. No legal or administrative proceedings have been instituted or threatened which would impair Evergreen's ability to perform its duties and obligations under this Agreement;

7. Its entrance into this Agreement will not cause a material breach or be in material conflict with any other agreement or obligation of Evergreen or any law or regulation applicable to it; and

8. As of the close of business on the date of this Agreement, each Trust which is an open-end investment company is authorized to issue shares of beneficial interest.

III.            DUTIES OF THE FINANCIAL ADMINISTRATOR

     A. As the Financial Administrator. The Financial Administrator shall provide the following services, in each case, subject to the control, supervision and direction of Evergreen and the review and comment by each Trust's auditors and legal counsel and in accordance with procedures which may be established from time to time between Evergreen and the Financial
Administrator:

1. Compute tax basis provisions for both excise and income tax purposes;

2. Prepare each Fund's federal, state, and local income tax returns and extension requests for review and for filing by the Fund, including Form 1120-RIC, Form 8613 and Form 1099-MISC;

3.              Coordinate Forms 1042/1042S with each Fund's transfer agent; and

4.              Prepare information for Section 852 mailings.

In connection with the tax services provided to the Funds described herein, Evergreen shall authorize the Financial Administrator to sign the federal, state and local tax returns and extension requests on behalf of the Funds by completing the authorization form attached as Exhibit 1 to this Agreement. The Financial Administrator shall provide the office facilities and the personnel required by it to perform the services contemplated herein.

IV. DUTIES OF THE EVERGREEN

           Delivery of Documents. Evergreen will promptly deliver to the Financial Administrator copies of each of the following documents and all future amendments and supplements, if any:

1.              Each Trust's Declaration of Trust;

2. Each open-end Trust's currently effective registration statement under the 1933 Act and the 1940 Act and the Prospectus(es) and Statement(s) of Additional Information (collectively, the "Prospectus") relating to all Funds and all amendments and supplements thereto as in effect from time to time; and


3. Such other certificates, documents or opinions which the Financial Administrator may, in its reasonable discretion, deem necessary or appropriate in the proper performance of its duties.

The Financial Administrator is authorized and instructed to rely upon any and all information it receives from Evergreen or its third-party agent. The Financial Administrator shall have no responsibility to review, confirm or otherwise assume any duty with respect to the accuracy or completeness of any data supplied to it by or on behalf of Evergreen.

V. COMPLIANCE WITH GOVERNMENTAL RULES AND REGULATIONS


Evergreen assumes full responsibility for each Trust's compliance with all securities, tax, commodities and other laws, rules and regulations applicable to it.

VI. INSTRUCTIONS AND ADVICE

At any time, the Financial Administrator may apply to Evergreen or any officer of a Trust for instructions and may consult with its own legal counsel or outside counsel for a Trust or the independent accountants for a Trust at the expense of Evergreen, provided that the Financial Administrator first obtains consent of Evergreen which shall not be unreasonably withheld, with respect to any matter arising in connection with the services to be performed by the Financial Administrator under the terms of this Agreement. In its capacity as the Financial Administrator under the terms of this Agreement, the Financial Administrator shall not be liable, and shall be indemnified by Evergreen for any action taken or omitted by it in good faith reliance upon any such instructions or advice or upon any paper or document reasonably believed by it to be genuine and to have been signed by the proper person or persons. The Financial Administrator shall not be held to have notice of any change of authority of any person until receipt of written notice thereof from Evergreen. Nothing in this paragraph shall be construed as imposing upon the Financial Administrator any obligation to seek such instructions or advice, or to act in accordance with such advice when received.

VII. NOTICES

All notices shall be in writing and deemed given when delivered in person, by facsimile, by overnight delivery through a commercial courier service, or by registered or certified mail, return receipt requested. Notices shall be addressed to each party at its address set forth below, or such other address as the recipient may have specified by earlier notice to the sender:

If to the Financial Administrator:  P.O. Box 5049
                          One Federal Street, 9th Floor
                          Boston, MA 02206-5049
                            ATTN:  Fund Administration Legal Department
                            Telephone: (617) 662-1783
                            Facsimile: (617) 662-3805

If to Evergreen:                    200 Berkeley Street
                                    Boston, MA  02116
                                    ATTN:  Chief Administrative Officer
                                    Telephone:  (617)
                                    Facsimile:  (617)

VIII. CONFIDENTIALITY

The Financial Administrator agrees that, except as otherwise required by law or in connection with any required disclosure to a banking or other regulatory authority, it will keep confidential all records and information in its possession relating to Evergreen or a Trust or its beneficiaries and will not disclose the same to any person except at the request or with the written consent of Evergreen or the applicable Trust.

IX. LIMITATION OF LIABILITY AND INDEMNIFICATION

The Financial Administrator shall be responsible for the performance of only such duties as are set forth in this Agreement and, except as otherwise provided under Section XII, shall have no responsibility for the actions or activities of any other party, including other service providers. The Financial Administrator shall have no liability for any error of judgment or mistake of law or for any loss or damage resulting from the performance or nonperformance of its duties hereunder unless solely caused by or resulting from the gross negligence or willful misconduct of the Financial Administrator, its officers or employees. The Financial Administrator shall not be liable for any special, indirect, incidental, or consequential damages of any kind whatsoever (including, without limitation, attorneys' fees) under any provision of this Agreement or for any such damages arising out of any act or failure to act hereunder. In any event, the Financial Administrator's cumulative liability for each calendar year (a "Liability Period") with respect to Evergreen or a Trust under this Agreement regardless of the form of action or legal theory shall be limited to its total annual compensation earned with respect to Evergreen and fees payable hereunder during the relevant Compensation Period, as defined herein, for any liability or loss suffered by Evergreen or the Trust including, but not limited to, any liability relating to the Trust's compliance with any federal or state tax or securities statute, regulation or ruling during such Liability Period. "Compensation Period" shall mean the calendar year ending immediately prior to each Liability Period in which the event(s) giving rise to the Financial Administrator's liability for that period have occurred. Notwithstanding the foregoing, the Compensation Period for purposes of calculating the annual cumulative liability of the Financial Administrator for the Liability Period commencing on the date of this Agreement and terminating on December 31, 2003 shall be the period commencing on the date of this Agreement through December 31, 2003, and the Compensation Period for the Liability Period commencing January 1, 2004 and terminating on December 31, 2004 shall be the period commencing on the date of this Agreement through December 31, 2003. For purposes of the Liability Period commencing as of the date of this Agreement, the amount representing the fees payable during the applicable Compensation Period shall be annualized.

The Financial Administrator shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its control, including without limitation, work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action or communication disruption.

Evergreen shall indemnify and hold the Financial Administrator harmless from all loss, cost, damage and expense, including reasonable fees and expenses for counsel, incurred by the Financial Administrator resulting from any claim, demand, action or suit in connection with the Financial Administrator's acceptance of this Agreement, any action or omission by it in the performance of its duties hereunder, or as a result of acting upon any instructions reasonably believed by it to have been duly authorized by Evergreen or a Trust, provided that this indemnification shall not apply to actions or omissions of the Financial Administrator, its officers or employees in cases of its or their own gross negligence or willful misconduct.

The indemnification contained herein shall survive the termination of this Agreement.

X. SERVICES NOT EXCLUSIVE

The services of the Financial Administrator to Evergreen are not to be deemed exclusive and the Financial Administrator shall be free to render similar services to others. The Financial Administrator shall be deemed to be an independent contractor and shall, unless otherwise expressly provided herein or authorized by Evergreen from time to time, have no authority to act or represent Evergreen or a Trust in any way or otherwise be deemed an agent of Evergreen or a Trust.

XI. TERM; TERMINATION; AMENDMENT

     This Agreement shall become effective on the date first written above. The Agreement shall remain in effect for a period of one year from the effective date, and shall automatically continue in effect thereafter unless terminated in writing by either party at the end of such period or thereafter on sixty (60) days' prior written notice given by either party to the other party. Termination of this Agreement with respect to any given Fund shall in no way affect the continued validity of this Agreement with respect to any other Fund. Upon termination of this Agreement, Evergreen shall pay to the Financial Administrator such compensation and any reimbursable expenses as may be due under the terms hereof as of the date of such termination, including reasonable out-of-pocket expenses associated with such termination. This Agreement may be modified or amended from time to time by the mutual agreement of the parties hereto. No amendment to this Agreement shall be effective unless it is in writing and signed by a duly authorized representative of each party. The term "Agreement," as used herein, includes all schedules and attachments hereto and any future written amendments, modifications, or supplements made in accordance herewith.

XII. FEES, EXPENSES AND EXPENSE REIMBURSEMENT

The Financial Administrator shall receive from Evergreen such compensation for its services provided pursuant to this Agreement as may be agreed to from time to time in a written fee schedule approved and signed by the parties and initially set forth in the Fee Schedule to this Agreement (Schedule B). The fees are accrued daily and billed monthly and shall be due and payable upon receipt of the invoice. Upon the termination of this Agreement before the end of any month, the fee for the part of the month before such termination shall be prorated according to the proportion which such part bears to the full monthly period and shall be payable upon the date of termination of this Agreement. In addition, Evergreen shall reimburse the Financial Administrator for its out-of-pocket costs incurred in connection with this Agreement, as may be agreed to from time to time by the parties.

Evergreen agrees to promptly reimburse the Financial Administrator for any equipment and supplies specially ordered at the request of Evergreen or a Trust through the Financial Administrator and for any other expenses not contemplated by this Agreement that the Financial Administrator may incur on Evergreen's behalf at Evergreen's request or with Evergreen's consent.

Each of Evergreen or a Trust will bear all expenses that are incurred in its operation and not specifically assumed by the Financial Administrator.

The Financial Administrator is authorized to and may employ or associate with such person or persons as it may deem desirable to assist it in performing its duties under this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Financial Administrator and the Financial Administrator shall be as fully responsible to Evergreen for the acts and omissions of any such person or persons as it is for its own acts and omissions.

XIII. ASSIGNMENT; SUCCESSOR AGENT

     This Agreement shall not be assigned by either party without the prior written consent of the other party, except that the Financial Administrator may assign this Agreement to a successor to all of or a substantial portion of its business, or to a party controlling, controlled by, or under common control with the Financial Administrator. This Agreement shall be binding on and shall inure to the benefit of each party and to their respective successors and permitted assigns. If a successor agent for Evergreen shall be appointed by Evergreen or a Trust, the Financial Administrator shall upon termination deliver to such successor agent at the office of the Financial Administrator all properties of Evergreen or a Trust held by it hereunder.

XIV. ENTIRE AGREEMENT

This Agreement (including all schedules and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof and terminates and supersedes all prior agreements, representations, warranties, commitments, statements, negotiations and undertakings with respect to such services to be performed hereunder whether oral or in writing.

XV. WAIVER

The failure of a party to insist upon strict adherence to any term of this Agreement on any occasion shall not be considered a waiver nor shall it deprive such party of the right thereafter to insist upon strict adherence to that term or any term of this Agreement. Any waiver must be in writing signed by the waiving party.

XVI. HEADINGS NOT CONTROLLING

Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

XVII. SURVIVAL

After expiration or termination of this Agreement, all provisions relating to payment shall survive until completion of required payments. In addition to those provisions which specifically provide for survival beyond expiration or termination, all provisions regarding indemnification, warranty, liability and limits thereon shall survive, unless and until the expiration of any time period specified elsewhere in this Agreement with respect to the provision in question.

XVIII. SEVERABILITY

In the event any provision of this Agreement is held illegal, invalid, void or unenforceable, the balance shall remain in effect, and if any provision is inapplicable to any person or circumstance it shall nevertheless remain applicable to all other persons and circumstances.

XIX. GOVERNING LAW; JURISDICTION

This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

XX. REPRODUCTION OF DOCUMENTS

This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.


IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the date first above written.


STATE STREET BANK AND TRUST COMPANY


By:  /s/ Gary French
   -------------------------------------------------------------

Name: Gary French
      ----------------------------------------------------------

Title:  Senior Vice President
       ---------------------------------------------------------



EVERGREEN INVESTMENT SERVICES, INC.


By:    /s/ Carol Kosel
     ---------------------------------------------------------------------------

Name:  Carol Kosel
       -------------------------------------------------------------------------

Title:   Senior Vice President and Director of Fund Administration
        ------------------------------------------------------------------------

                     TAX SERVICES ADMINISTRATION AGREEMENT


                                   SCHEDULE A
                                   TRUST/FUNDS

                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund


                          EVERGREEN SELECT EQUITY TRUST

                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund


                       EVERGREEN SELECT MONEY MARKET TRUST

             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund


                            EVERGREEN MUNICIPAL TRUST

                    Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
            (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
             (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund


                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                         Evergreen Asset Allocation Fund
                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund
                          Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                 (formerly Evergreen Small Company Growth Fund)
                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                        Evergreen Growth and Income Fund
                              Evergreen Growth Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                            Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                          Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund


                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund


                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund


                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                           Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                        Evergreen VA Special Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund


                         EVERGREEN INCOME ADVANTAGE FUND

                          EVERGREEN MANAGED INCOME FUND

Dated:   July 14, 2003

EXHIBIT 1

                               AUTHORIZATION FORM
                             (For Mutual Funds Only)






I hereby authorize State Street's Fund Administration/Tax Department to sign the federal, state and local tax returns and extension requests for the ___________________________ Funds as paid preparer. I understand that this service is to be performed in accordance with the terms of the Tax Services Administration Agreement.




-----------------
Authorized Signature

-----------------
Print Name

-----------------
Title

-----------------
Date

                                   SCHEDULE B

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATE STREET BANK AND TRUST COMPANY


                            TAX SERVICES FEE SCHEDULE

I.       FEES FOR FINANCIAL ADMINISTRATION/TAX SERVICES:
         The following fee schedule is for limited tax administration services for the Funds.

         Tax Services are defined as: Computation of tax basis provisions for both excise and income tax purposes, preparation of Forms 1120-RIC, Form 8613 and State returns as required, preparation of Forms 1099-MISC, coordination of Forms 1042/1042S with Transfer Agent and preparation of information for Section 852 mailings.

                                                                      Annual Fee
                                                                      Per Fund

         Tax Services                                                 $6,500

II.      SPECIAL ARRANGEMENTS

         Fees for activities of a non-recurring nature such as reorganizations, and/or preparation of special reports will be subject to negotiation.

III.     TERM OF THE CONTRACT

         The parties agree that this fee schedule shall remain in effect until it is revised as a result of negotiations initiated by either party.


STATE STREET BANK AND TRUST COMPANY

By:
   ---------------------------------------------------------------

Name:
      -------------------------------------------------------------

Title:
        ------------------------------------------------------------


EVERGREEN INVESTMENT SERVICES, INC.

By:
     ---------------------------------------------------------------------------

Name:
       -------------------------------------------------------------------------

Title:
        ------------------------------------------------------------------------

                   Ex. (m)(1) Distribution Plan Institutional
                                 Service Shares

             DISTRIBUTION PLAN OF INSTITUTIONAL SERVICE CLASS SHARES
                          EVERGREEN SELECT EQUITY TRUST


         SECTION 1. The Evergreen Select Equity Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Institutional Service Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.


Effective Date:  October 1, 1997

                                                         Dated July 14, 2003


                                    EXHIBIT A


         EVERGREEN SELECT EQUITY TRUST

                  Evergreen Core Equity Fund
                  Evergreen Equity Index Fund
                  Evergreen Select Strategic Growth Fund
                  Evergreen Special Equity Fund
                  Evergreen Strategic Value Fund

              Ex. (m)(5) Form of Distribution Plan Class R shares

                   FORM OF DISTRIBUTION PLAN OF CLASS R SHARES
                          EVERGREEN SELECT EQUITY TRUST

         Section 1. The Evergreen Select Equity Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.50% of the average daily net asset value of its Class R shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class R Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

         Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect until December 31, 2004 and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

         Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class R Shares and/or other specified classes of shares of any Fund (together the "R-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to 0.25% of the average daily net asset value of such R-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee ; (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); and (iv) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future R-Class-of-Shares and the cessation of the offering by the Fund of existing or future R-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the R Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "R-Class-of-Shares" may mean the R Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of the shares of such classes.

         Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

         Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

         A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

         B. That such agreement shall terminate automatically in the event of its assignment.

         Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of
(a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.


Effective Date: September 18, 2003

                                                  As October 7, 2003

                                    EXHIBIT A

         EVERGREEN SELECT EQUITY TRUST

                  Domestic Equity Funds I
                  Evergreen Select Strategic Growth Fund

                  Domestic Equity Funds II
                  Evergreen Strategic Value Fund

                          Ex. (o) Form of Multiple Class Plan

                                     FORM OF
                               MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS
                          As amended September 18, 2003


Each Fund in the Evergreen group of mutual funds currently offers one or more of the following seventeen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder
                           services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class L Shares

                  1. Class L Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class L Shares, as described in a Fund's current prospectus.

                  2. Class L Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class L Shares of a Fund in the Variable Annuity Trust may only exchange Class L shares for Class L shares of another Fund within the Variable Annuity Trust.


         E.                Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

F.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund. Shareholders holding Institutional Shares of a Fund in the Variable Annuity Trust may only exchange Institutional Shares for Institutional Shares of another Fund within the Variable Annuity Trust.

         H.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Retail Shares

                  1. Retail Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Retail Shares, as described in a Fund's current prospectus.

                  2. Retail Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Retail Shares of a Fund for Retail Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

O.       Class R Shares

1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


II.                        CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.

III. EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV. VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V. EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                                          August 8, 2003

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Select Equity Trust (the "Trust")
            Evergreen Select Strategic Growth Fund
               Post-Effective Amendment No. 23 to Registration Statement on Form N-1A, Nos: 333-36047/811-08363

Ladies and Gentlemen:

     On behalf of Evergreen Select Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering a new class of shares, Class R Shares. The new class is scheduled to become effective on October 7, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3682.


                                            Very truly yours,

                                            /s/ Maureen E. Towle

                                            Maureen E. Towle
Enclosure